Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Annual Minimum Compensation For Terms Of Employment Agreements [Table Text Block]	Annual minimum compensation for the terms of the employment agreements, as amended, is as follows:
2012	$951,548
2013	534,207
2014	496,594
2015	164,762
Total	$2,147,411